Segmented information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 28,674	$ 24,008
Cost of goods sold	8,294	6,776
Gross margin	$ 20,380	$ 17,232
Gross margin %	71.00%	72.00%
Europe [Member]
Revenue	$ 16,165	$ 10,953
Cost of goods sold	5,466	2,974
Gross margin	$ 10,699	$ 7,979
Gross margin %	66.00%	73.00%
Rest of World [Member]
Revenue	$ 12,509	$ 13,055
Cost of goods sold	2,828	3,802
Gross margin	$ 9,681	$ 9,253
Gross margin %	77.00%	71.00%